AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 14, 2006.

SECURITIES ACT FILE NO. 333-137532

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 1

LEGG MASON PARTNERS MUNICIPAL FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET, NEW YORK, NY 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

399 PARK AVENUE, 4TH FLOOR

NEW YORK, NY 10022

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

DIANNE E. O’DONNELL, ESQ.	ROBERT I. FRENKEL, ESQ.

WILLKIE FARR & GALLAGHER LLP	LEGG MASON & CO., LLC
787 SEVENTH AVENUE	300 FIRST STAMFORD PLACE
NEW YORK, NY 10019-6099	STAMFORD, CT 06902

TITLE OF SECURITIES BEING REGISTERED:

Class A, B, C and Y shares of the Registrant

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Part A-Proxy Statement/Prospectus and Part B-Statement of Additional Information are incorporated by reference to the Registrant’s Registration Statement of Form N-14 filed on September 22, 2006.

2

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to ARTICLE V of Registrant’s Declaration of Trust for a complete statement of its terms. Section 5.2 of ARTICLE V provides: “No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties.”

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the ‘Securities Act’) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

1(a) Restated Declaration of Trust dated as of April 23, 1986 is incorporated herein by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement No. 2-99861.

1(b) Instrument of the Trustees Establishing and Designating Classes of Shares of Certain Series of the Trust is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 24.

1(c) Instrument of the Trustees, dated June 12, 1998, establishing and designating classes of certain series of the Trust is incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 40.

1(d) Articles of Amendment to Articles of Incorporation dated April 29, 2004 is incorporated by reference to Post-Effective Amendment No. 51.

1(e) Amendment to Master Trust Agreement dated April 7, 2006 is incorporated by reference to Post-Effective Amendment No. 54 filed on July 31, 2006.

2(a) Bylaws of the Trust are incorporated by reference to Exhibit 2 to Pre-Effective Amendment No. 2.

2(b) Amended and Restated By-Laws of Smith Barney Open-End Funds that are Massachusetts Business Trusts is incorporated by reference to Exhibit b.2 to Post-Effective Amendment No. 50.

3 Not applicable.

4 Form of Agreement and Plan of Reorganization is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

5 Not applicable.

6(a) Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners New York Municipals Fund and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

6(b) Management Agreement dated August 1, 2006 between the Registrant on behalf of New York Money Market Portfolio and LMPFA is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

6(c) Subadvisory Agreement dated August 1, 2006 between LMPFA and Western Asset Management Company (“Western Asset”) with respect to the Registrant on behalf of Legg Mason Partners New York Municipals Fund is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

6(d) Subadvisory Agreement dated August 1, 2006 between LMPFA and Western Asset with respect to the Registrant on behalf of New York Money Market Portfolio is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

7(a) Form of Distribution Agreement with Salomon Smith Barney Inc. (currently known as Citigroup Global Markets Inc.) is incorporated by reference to Exhibit e.4 to Post-Effective Amendment No. 45.

7(b) Form of Distribution Agreement with PFS Investments Inc. is incorporated by reference to Exhibit e.5 to Post-Effective Amendment No. 45.

7(c) Form of Amendment to Distribution Agreement with Citigroup Global Markets Inc (CGMI) is incorporated by reference to Post-Effective Amendment No. 54 filed on July 31, 2006.

7(d) Form of Amendment of Distribution Agreement between the Registrant and PFS Distributors Inc. (PFS) is incorporated by reference to Post-Effective Amendment No. 54 filed on July 31, 2006.

7(e) Form of Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (LMIS) is incorporated by reference to Post-Effective Amendment No. 54 filed on July 31, 2006.

8 Not applicable.

9(b) Form of Custodian Services Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 54 filed on July 31, 2006.

10(a) Amended Shareholder Services and Distribution Plan pursuant to Rule 12b-1 dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 54 filed on July 31, 2006.

10(b) Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 54 filed on July 31, 2006.

11(a) Opinion and consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered is filed herewith.

11(b) Opinion and consent of Bingham McCutchen LLP as to the legality of the securities being registered is filed herewith.

12 Forms of Opinions of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

13 Not applicable.

14 Consents of Independent Registered Public Accounting Firms are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

15 Not applicable.

16 Power of Attorney is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(a) Forms of Proxy Card are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(b) Statement of Additional Information of Legg Mason Partners New York Municipals Fund and New York Money Market Portfolio dated August 1, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(c) Annual Report of Legg Mason Partners New York Municipals Fund for the year ended March 31, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(d) Annual Report of New York Money Market Portfolio for the year ended March 31, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(e) Prospectus and Statement of Additional Information of Salomon Brothers New York Tax Free Income Fund, a series of Salomon Funds Trust, and Salomon Brothers New York Municipal Money Market Fund, a series of Salomon Brothers Series Funds Inc, dated May 1, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(f) Annual Report of Salomon Brothers New York Tax Free Income Fund, a series of Salomon Funds Trust, for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(g) Annual Report of Salomon Brothers New York Municipal Money Market Fund, a series of Salomon Brothers Series Funds Inc, for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(h) Annual Report of Salomon Brothers New York Municipal Money Market Fund, a series of Salomon Brothers Series Funds Inc, for the year ended December 31, 2004 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(i) Semi-Annual Report of Salomon Brothers New York Tax Free Income Fund, a series of Salomon Funds Trust, for the six months ended June 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(j) Semi-Annual Report of Salomon Brothers New York Municipal Money Market Fund, a series of Salomon Brothers Series Funds Inc, for the six months ended June 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(k) Code of Ethics for the Funds is incorporated by reference to Exhibit p to Post-Effective Amendment No. 45.

17(l) Code of Ethics for the Co-Distributor-Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) is incorporated by reference to Exhibit p.2 to Post Effective Amendment No. 50.

17(m) Code of Ethics for the Co-Distributor-PFS Distributors Inc. incorporated by reference to Exhibit p.3 to Post Effective Amendment No. 50.

17(n) Amended Code of Ethics, amended as of September 13, 2005—Citigroup Asset Management North America is incorporated by reference to Post-Effective Amendment No. 54 filed on July 31, 2006.

17(o) Code of Ethics of LMIS is incorporated by reference to Post-Effective Amendment No. 54 filed on July 31, 2006.

17(p) Code of Ethics of Western Asset is incorporated by reference to Post-Effective Amendment No. 54 filed on July 31, 2006.

17(q) License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated by reference to Post-Effective Amendment No. 54 filed on July 31, 2006.

17(r) Transfer Agency Agreement dated January 1, 2006 between the Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 54 filed on July 31, 2006.

17(s) License Agreement between Registrant and Citigroup Inc. is incorporated by reference to Post-Effective Amendment No. 54 filed on July 31, 2006.

17(t) Subscription Agreement between Registrant and Mutual Management Corp. is incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 1.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 14th day of November, 2006.

LEGG MASON PARTNERS MUNICIPAL FUNDS
on behalf of Legg Mason Partners New York Municipals Fund and New York Money Market Portfolio

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chairman of the Board, President and
Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

	SIGNATURE	TITLE	DATE

	/s/ R. Jay Gerken	Chairman of the Board, President	November 14, 2006
	R. Jay Gerken	and Chief Executive Officer

	/s/ Robert Brault	Treasurer, Chief Financial	November 14, 2006
	Robert Brault	and Accounting Officer

	/s/ Lee Abraham*	Trustee	November 14, 2006
Lee Abraham

	/s/ Jane F. Dasher*	Trustee	November 14, 2006
Jane F. Dasher

	/s/ Donald R. Foley*	Trustee	November 14, 2006
Donald R. Foley

	/s/ Paul Hardin*	Trustee	November 14, 2006
Paul Hardin

	/s/ Richard Hanson, Jr.*	Trustee	November 14, 2006
Richard Hanson, Jr.

	/s/ Roderick C. Rasmussen*	Trustee	November 14, 2006
Roderick C. Rasmussen

	/s/ John P. Toolan*	Trustee	November 14, 2006
John P. Toolan

*By:	/s/ R. Jay Gerken
R. Jay Gerken, Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS

11(a)	Opinion and consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered.

11(b)	Opinion and consent of Bingham McCutchen LLP as to the legality of the securities being registered.